REVENUE - Disaggregation of Revenue by Currency (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,297,078	$ 814,139	$ 659,325
United States dollar (USD)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	977,349	699,769	563,747
European euro (EUR)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	111,177	35,454	28,237
Chilean peso (CLP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57,610	3,237	2,315
Argentine peso (ARS)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47,039	33,594	26,948
Mexican peso (MXN)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40,064	21,624	19,939
Brazilian real (BRL)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23,850	10,795	8,030
Pound sterling (GBP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	20,565	1,331	3,012
Colombian peso (COP)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,803	7,791	6,831
Peruvian Sol (PEN)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	9,058	8	0
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 563	$ 536	$ 266